Retirement And Other Benefit Plans (Tables)	12 Months Ended
Jan. 31, 2015
Compensation and Retirement Disclosure [Abstract]
Schedule of Changes in Projected Benefit Obligations
The following table sets forth changes in benefit obligations, including all domestic and Canadian plans:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Benefit obligation at beginning of year	$279,964	$290,534	$1,119	$3,207
Service cost	9,650	10,638	—	—
Interest cost	14,230	13,241	49	55
Plan participants’ contribution	12	12	4	19
Plan amendments	(11,671)	99	—	—
Actuarial loss (gain)	83,105	(23,442)	483	(2,055)
Benefits paid	(11,814)	(11,107)	(143)	(107)
Foreign exchange rate changes	(1,136)	(11)	—	—
Benefit obligation at end of year	$362,340	$279,964	$1,512	$1,119

Schedule of Assumptions Used

	Pension Benefits		Other Postretirement Benefits
Weighted–average assumptions used to determine benefit obligations, end of year	2014	2013	2014	2013
Discount rate	3.90%	5.00%	3.90%	5.00%
Rate of compensation increase	3.00%	3.00%	N/A	N/A
Weighted-average assumptions used to determine net periodic benefit (income) cost:

	Pension Benefits			Other Postretirement Benefits
	2014	2013	2012	2014	2013	2012
Discount rate	5.00%	4.50%	4.75%	5.00%	4.50%	4.75%
Rate of compensation increase	3.00%	3.50%	3.50%	N/A	N/A	N/A
Expected return on plan assets	8.25%	8.25%	8.25%	N/A	N/A	N/A

Schedule of Allocation of Plan Assets
The fair values of the Company’s pension plan assets at January 31, 2015 by asset category are as follows:

		Fair Value Measurements at January 31, 2015
($ thousands)	Total	Level 1	Level 2	Level 3
Asset
Cash and cash equivalents	$95,560	$95,560	$—	$—
U.S. government securities	84,141	84,141	—	—
Mutual fund	29,240	29,240	—	—
Corporate stocks – common	184,486	184,486	—	—
S&P 500 Index options	11,731	11,731	—	—
Preferred securities	286	286	—	—
Interest rate swap agreements	7,268	—	7,268	—
Alternative investment fund	10,733	—	10,733	—
Unallocated insurance contract	89	—	—	89
Total	$423,534	$405,444	$18,001	$89
The fair values of the Company’s pension plan assets at February 1, 2014 by asset category are as follows:

		Fair Value Measurements at February 1, 2014
($ thousands)	Total	Level 1	Level 2	Level 3
Asset
Cash and cash equivalents	$14,038	$14,038	$—	$—
U.S. government securities	73,813	73,813	—	—
Mutual fund	27,376	27,376	—	—
Real estate investment trusts	105	105	—	—
Corporate debt instruments	29,783	—	29,783	—
Corporate stocks – common	212,211	212,211	—	—
S&P 500 Index options	(1,343)	(1,343)	—	—
Interest rate swap agreements	(131)	—	(131)	—
Unallocated insurance contract	82	—	—	82
Other	386	—	—	386
Total	$356,320	$326,200	$29,652	$468

Schedule of Changes in Fair Value of Plan Assets
The following table sets forth changes in the fair value of plan assets, including all domestic and Canadian plans:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Fair value of plan assets at beginning of year	$356,320	$336,445	$—	$—
Actual return on plan assets	79,986	30,628	—	—
Employer contributions	206	331	139	88
Plan participants’ contributions	12	12	4	19
Benefits paid	(11,814)	(11,107)	(143)	(107)
Foreign exchange rate changes	(1,176)	11	—	—
Fair value of plan assets at end of year	$423,534	$356,320	$—	$—

Schedule of Amounts Recognized in Balance Sheet
Amounts recognized in the consolidated balance sheets consist of:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Prepaid pension costs (noncurrent assets)	$73,324	$85,561	$—	$—
Accrued benefit liabilities (current liability)	(2,675)	(1,002)	(142)	(105)
Accrued benefit liabilities (noncurrent liability)	(9,455)	(8,203)	(1,370)	(1,014)
Net amount recognized at end of year	$61,194	$76,356	$(1,512)	$(1,119)

Schedule of Benefit Obligations in Excess of Fair Value of Plan Assets

The projected benefit obligation, the accumulated benefit obligation and the fair value of plan assets for pension plans with a projected benefit obligation in excess of plan assets and for pension plans with an accumulated benefit obligation in excess of plan assets, which includes only the Company’s SERP, were as follows:

	Projected Benefit Obligation Exceeds the Fair Value of Plan Assets		Accumulated Benefit Obligation Exceeds the Fair Value of Plan Assets

($ thousands)	2014	2013	2014	2013
End of Year
Projected benefit obligation	$12,130	$9,205	$12,130	$9,205
Accumulated benefit obligation	10,770	7,180	10,770	7,180
Fair value of plan assets	—	—	—	—

Schedule of Amounts in Accumulated Other Comprehensive Income (Loss) to be Recognized over Next Fiscal Year
The amounts in accumulated other comprehensive income that have not yet been recognized as components of net periodic benefit (income) cost at January 31, 2015 and February 1, 2014, and the expected amortization of the January 31, 2015 amounts as components of net periodic benefit (income) cost for the year ended January 31, 2015, are as follows:

	Pension Benefits		Other Postretirement Benefits
($ thousands)	2014	2013	2014	2013
Components of accumulated other comprehensive income, net of tax:
Net actuarial loss (gain)	$4,872	$(12,065)	$(1,068)	$(1,628)
Net prior service (credit) cost	(7,037)	111	—	—
	$(2,165)	$(11,954)	$(1,068)	$(1,628)

	Pension Benefits	Other Postretirement Benefits
($ thousands)	2015	2015
Expected amortization, net of tax:
Amortization of net actuarial loss (gain)	$140	$(190)
Amortization of net prior service cost	16	—
	$156	$(190)

Schedule Of Components Of Net Periodic Benefit (Income) Cost
Net periodic benefit (income) cost for 2014, 2013 and 2012 for all domestic and Canadian plans included the following components:

	Pension Benefits			Other Postretirement Benefits
($ thousands)	2014	2013	2012	2014	2013	2012
Service cost	$9,650	$10,638	$11,523	$—	$—	$—
Interest cost	14,230	13,241	12,727	49	55	148
Expected return on assets	(24,757)	(24,773)	(25,073)	—	—	—
Amortization of:
Actuarial loss (gain)	201	954	204	(432)	(351)	(82)
Prior service cost	27	13	13	—	—	—
Net transition asset	—	—	(43)	—	—	—
Total net periodic benefit (income) cost	$(649)	$73	$(649)	$(383)	$(296)	$66

Schedule of Expected Benefit Payments
Information about expected cash flows for all pension and postretirement benefit plans follows:

	Pension Benefits
($ thousands)	Funded Plan	SERP	Total	Other Postretirement Benefits
Employer Contributions
2015 expected contributions to plan trusts	$79	$—	$79	$—
2015 expected contributions to plan participants	—	2,675	2,675	142
Expected Benefit Payments
2015	$11,109	$2,675	$13,784	$142
2016	11,807	408	12,215	134
2017	12,457	3,628	16,085	127
2018	13,201	542	13,743	120
2019	13,886	917	14,803	113
2020 – 2024	77,058	5,313	82,371	462